Discontinued Operations	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

4. DISCONTINUED OPERATIONS

On February 5, 2026, the Group entered into a share transfer agreement with a third party, Energy Plus Management Limited, pursuant to which the Group agreed to dispose of its entire equity interest in ICONIQ, representing 100% of the issued and outstanding shares of ICONIQ, except for its equity interest in NWTN Automobile Cars Trading Sole Proprietary LLC, for a nominal consideration of US$1.00. The transaction has been completed on February 5, 2026.

As the sale of the ICONIQ represented a strategic shift that will have a major effect on the Group’s operations and financial results, the Group disclosed the results of the business of ICONIQ as discontinued operation. The Group recognized a disposal gain of US$89.3 million, which was equal to the difference on the disposal date between: (i) the aggregate of (a) the aggregate of the consideration received, (b) the carrying amount of non-controlling interest in ICONIQ, less (ii) the carrying amount of ICONIQ’s assets and liabilities.

Upon disposal, cash, cash equivalents and restricted cash of US$1.3 million held by the disposed subsidiary were derecognized from the Group. Accordingly, the Group recognized a net cash outflow of US$1.3 million from the disposal in the unaudited condensed consolidated statements of cash flows.

The comparative unaudited condensed consolidated statements of operations have been represented to show the discontinued operations separately from continuing operations. Details of the results from discontinued operations, net of tax are set out below:

	For the six months ended June 30,
	2026*	2025
	(Unaudited)	(Unaudited)
Discontinued Operations:
Revenues	$-	$292
Cost of revenues	-	(613)
General and administrative expenses	(187)	(2,890)
Research and development expenses	(4)	(34)
Other income, net	12	5,819
Interest expenses, net	(1,350)	(2,570)
Net gain from discontinued operations	89,277	-
Income tax provision	-	-
Income from discontinued operations, net of tax	$87,748	$4

*	The result of discontinued operations included those of discontinued operations from January 1, 2026 to February 5, 2026.